Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	3.33
Maximum Aggregate Offering Price	$ 166,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 14,485.50
Offering Note	This registration statement covers shares of common stock, par value $0.001 per share (the "Common Stock") of Powerus Corporation (the "Registrant") reserved for issuance under the Powerus Corporation 2026 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of Common Stock of the Registrant that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(h) and Rule 457(c), based on the average of the high and low sale prices per share of Common Stock on October 2, 2026, as reported on The Nasdaq Capital Market.